Related Parties	3 Months Ended	12 Months Ended
	Oct. 31, 2013	Jul. 31, 2013
Related Party Transaction [Line Items]
Related Parties
4.	Related Parties

Symbio Investment Corp.

On August 1, 2007 and August 27, 2007, the Company made strategic investments in Symbio Investment Corporation of $500,000 and $400,000 for 250,000 and 200,000 shares, respectively, or a total of approximately 4% of Symbio Investment Corporation. Symbio Investment Corporation is a holding company whose primary asset is an approximate twenty percent investment in Symbio S.A. Symbio S.A.'s principal business is to provide outsourced Information technology and research and development services globally at sites located in the United States, Finland, Sweden, China and Taiwan. Symbio Investment Corporation is a privately held entity and the Company accounts for its investment by the cost method.

At the time of the second investment in Symbio Investment Corporation, the Company received a put option from David Lee, Chairman of the Company, effective beginning January 1, 2008 and expiring on January 1, 2011. In December 2010, the expiration of the put option was extended until January 1, 2013. In December 2012, the expiration of the put option was extended until January 1, 2015.  The put option allows the Company to sell to David Lee a maximum aggregate of 200,000 shares of its investment in Symbio Investment Corporation for a per share price of $2.00.

In consideration of the put option, in the event that the 200,000 shares are sold without exercise of the put option before January 1, 2015, the Company has agreed to pay David Lee 50% of the proceeds in excess of $1,000,000.

In conjunction with the purchase of these shares in 2007, David Lee was appointed to the board of directors of Symbio S.A. and has been elected Chairman. The Company was granted a total of 45,000 shares of Symbio Investment Corporation stock as compensation for Mr. Lee's services. These shares have been valued at $90,000, the Company and have been recorded as an increase in investments and a capital contribution by David Lee, in 2009.

During the first quarter of 2014, the Company recognized an other-than-temporary impairment charge of $394,000 against the investment in Symbio Investment Corporation. This impairment resulted in a remaining book value of the investment in Symbio Investment Corporation, including the value of the put option, totaling $596,000 as of October 31, 2013.

11.	Related Parties

Symbio Investment Corp.

On August 1, 2007 and August 27, 2007, the Company made strategic investments in Symbio Investment Corp. of $500,000 and $400,000 for 250,000 and 200,000 shares, respectively, or approximately 4% of Symbio Investment Corp. Symbio Investment Corp. is a holding company whose primary asset is an approximate twenty percent investment in Symbio S.A. Symbio S.A.'s principal business is to provide outsourced information technology and research and development services globally at sites located in the United States, Finland, Sweden, China and Taiwan. Symbio Investment Corp. is a privately held entity and the Company accounts for its investment by the cost method.

At the time of the second investment in Symbio Investment Corp. for $400,000, the Company received a put option from David Lee, Chairman of the Company, effective beginning January 1, 2008 and expiring January 1, 2011. In December 2010, the expiration of the put option was extended to January 1, 2013. In December 2012, the expiration of the put option was extended until January 1, 2015. The put option allows the Company to sell to David Lee a maximum aggregate of 200,000 shares of its investment in Symbio Investment Corp. for a per share price of $2.00.

In consideration of the put option, in the event that the 200,000 shares are sold without exercise of the put option before January 1, 2015, the Company has agreed to pay David Lee 50% of the proceeds in excess of $1,000,000.

In conjunction with the purchase of these shares in 2007, David Lee was appointed to the board of directors of Symbio S.A. and has been elected chairman. eOn was granted 45,000 shares of Symbio Investment Corp. as compensation for Mr. Lee's services. These shares were valued at $90,000, and were recorded as an increase in investments and a capital contribution by David Lee, in 2009.

Cortelco Systems Holding Corp [Member]
Related Party Transaction [Line Items]
Related Parties
4.	Related Parties

Symbio Investment Corp.

On August 1, 2007 and August 27, 2007, the Company made strategic investments in Symbio Investment Corporation of $500,000 and $400,000 for 250,000 and 200,000 shares, respectively, or a total of approximately 4% of Symbio Investment Corporation. Symbio Investment Corporation is a holding company whose primary asset is an approximate twenty percent investment in Symbio SA Symbio S.A.'s principal business is to provide outsourced Information technology and research and development services globally at sites located in the United States, Finland, Sweden, China and Taiwan. Symbio Investment Corporation is a privately held entity and the Company accounts for its investment by the cost method.

At the time of the second investment in Symbio Investment Corporation, eOn received a put option from David Lee, effective beginning January 1, 2008 and expiring on January 1, 2011. In December 2010, the expiration of the put option was extended until January 1, 2013. In December 2012, the expiration of the put option was extended until January 1, 2015. The put option allows eOn to sell to David Lee a maximum aggregate of 200,000 shares of its investment in Symbio Investment Corporation for a per share price of $2.00.

In consideration of the put option, in the event that the 200,000 shares are sold without exercise of the put option before January 1, 2015, eOn has agreed to pay David Lee 50% of the proceeds in excess of $1,000,000.

The put option will be transferred to the Company under the terms of the Transition Agreement upon completion of the Merger.

In conjunction with the purchase of these shares in 2007, David Lee was appointed to the board of directors of Symbio S.A. and has been elected Chairman. The Company was granted a total of 45,000 shares of Symbio Investment Corporation stock as compensation for Mr. Lee's services. These shares have been valued at $90,000, and have been recorded as an increase in investments and a capital contribution by David Lee, in 2009.

During the first quarter of 2014, the Company recognized an other-than-temporary impairment charge of $394,000 against the investment in Symbio Investment Corporation. The impairment resulted in a remaining book value of the investment in Symbio Investment Corporation, including the value of the put option, totaling $596,000 as of October 31, 2013.

11.	Related Parties

Symbio Investment Corp.

On August 1, 2007 and August 27, 2007, eOn made strategic investments in Symbio Investment Corp. of $500,000 and $400,000 for 250,000 and 200,000 shares, respectively, or approximately 4% of Symbio Investment Corp. Symbio Investment Corp. is a holding company whose primary asset is an approximate twenty percent Investment In Symbio S.A. Symbio S.A.'s principal business is to provide outsourced information technology and research and development services globally at sites located In the United States, Finland, Sweden, China and Taiwan. Symbio Investment Corp. is a privately held entity and the Company accounts for its investment by the cost method.

At the time of the second investment in Symbio Investment Corp. for $400,000, eOn received a put option from David Lee, effective beginning January 1, 2008 and expiring January 1, 2011. In December 2010, the expiration of the put option was extended to January 1, 2013. In December 2012, the expiration of the put option was extended until January 1, 2015. The put option allows eOn to sell to David Lee a maximum aggregate of 200,000 shares of its investment in Symbio Investment Corp. for a per share price of $2.00.

In consideration of the put option, in the event that the 200,000 shares are sold without exercise of the put option before January 1, 2015, eOn has agreed to pay David Lee 50% of the proceeds in excess of $1,000,000.

The put option will be transferred to the Company under the terms of the Transition Agreement upon completion of the Merger.

In conjunction with the purchase of these shares in 2007, David Lee was appointed to the board of directors of Symbio S.A. and has been elected chairman. eOn was granted 45,000 shares of Symbio Investment Corp. as compensation for Mr. Lee's services. These shares were valued at $90,000, and were recorded as an increase in investments and a capital contribution by David Lee, in 2009.